Corporate and Business Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Feb. 26, 2023	Jan. 25, 2023	Nov. 30, 2022	Jun. 30, 2021	Apr. 22, 2021	Feb. 24, 2021	Feb. 19, 2021	Feb. 05, 2021	Oct. 30, 2020
Corporate and Business Information [Line Items]
Date of incorporation	Nov. 16, 2022
Par value per share (in Dollars per share)		$ 0.00001
Acquired equity interest				42.09%		100.00%			100.00%
Effecti [Member]
Corporate and Business Information [Line Items]
Acquired equity interest										100.00%
Leadlovers [Member]
Corporate and Business Information [Line Items]
Acquired equity interest									100.00%
Ipe Tecnologia LTDA [Member]
Corporate and Business Information [Line Items]
Acquired equity interest								100.00%
Datahub [Member]
Corporate and Business Information [Line Items]
Acquired equity interest							100.00%
Onclick [Member]
Corporate and Business Information [Line Items]
Acquired equity interest						100.00%
Mercos [Member]
Corporate and Business Information [Line Items]
Acquired equity interest					100.00%
Smart NX Tecnologia Ltda [Member]
Corporate and Business Information [Line Items]
Acquired equity interest			55.00%